One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 12, 2021
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Parkstone Variable Annuity
1940 Act Registration Number: 811-07624
1933 Act Registration Numbers: 033-65654
CIK: 0000900259
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Parkstone Variable Annuity, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 26, 2021
Columbia Funds Variable Insurance Trust	0000815425	March 3, 2021
Columbia Funds Variable Series Trust II	0001413032	March 3, 2021
Guggenheim Variable Funds Trust	0000217087	March 5, 2021
Neuberger Berman Advisers Management Trust	0000736913	February 23, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company